LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
(Loss) income per share - Basic and Diluted*
SCHEDULE OF COMPONENTS OF BASIC AND DILUTED EARNINGS PER SHARE

Components of basic and diluted loss per share were as follows for the year ended December 31, 2022, 2021, and 2020:

	2022	2021	2020*
Net loss attributable to the Company	$(7,081,647)	$(9,924,859)	$(17,694,775)
Weighted average outstanding ordinary shares-Basic	15,582,501	12,962,452	7,373,347
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares- Diluted	15,582,501	12,962,452	7,373,347
Loss per share:
Basic	$(0.45)	$(0.77)	$(2.40)
Diluted	$(0.45)	$(0.77)	$(2.40)

CONTINUING OPERATIONS
Net loss attributable to the Company	$(582,371)	$(11,762,485)	$(17,694,775)
Weighted average outstanding ordinary shares-Basic	15,582,501	12,962,452	7,373,347
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares- Diluted	15,582,501	12,962,452	7,373,347
Loss per share:
Basic	$(0.04)	$(0.91)	$(2.40)
Diluted	$(0.04)	$(0.91)	$(2.40)

DISCONTINUED OPERATIONS
Net (loss) income attributable to the Company	$(6,499,276)	$1,837,626	$-
Weighted average outstanding ordinary shares-Basic	15,582,501	12,962,452	7,373,347
-dilutive effect of stock options- employees	-	-	-
-dilutive effect of stock options- nonemployees	-	-	-
Weighted average outstanding ordinary shares-Diluted	15,582,501	12,962,452	7,373,347
(Loss) income per share:
Basic	$(0.41)	$0.14	$-
Diluted	$(0.41)	$0.14	$-
*	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.